Note 15 - Interest and Finance Costs (Detail) - Summary of Interest and Finance Costs (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest on debt (Note 9)	$ 7,240,000	$ 10,068,000	$ 11,241,000
Bank charges	297,000	16,000	124,000
Amortization and write-off of financing fees	371,000	3,965,000	1,464,000
Amortization of debt discount	371,000	3,965,000	1,464,000
Total	9,345,000	16,283,000	14,776,000
Amortization and Write-Off of Financing Fees [Member]
Amortization and write-off of financing fees	$ 1,437,000	$ 2,234,000	$ 1,947,000